Derivatives and hedging activities (Details 4) (CHF) In Billions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Credit protection sold/purchased
Credit protection sold	(632.3)	(698.7)
Credit protection purchased	603.2	663.9
Net credit protection (sold)/purchased	(29.1)	(34.8)
Other protection purchased	103.7	109.0
Fair value of credit protection sold	12.8	12.5
Total return swaps
Credit protection sold/purchased
Credit protection sold	(9.9)	(7.4)
Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(114.2)	(110.4)
Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(411.8)	(489.6)
Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(106.3)	(98.7)
Sovereigns
Credit protection sold/purchased
Credit protection sold	(83.7)	(98.9)
Credit protection purchased	86.6	95.9
Net credit protection (sold)/purchased	2.9	(3.0)
Other protection purchased	9.4	10.0
Fair value of credit protection sold	0.5	(0.4)
Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(548.6)	(599.8)
Credit protection purchased	516.6	568.0
Net credit protection (sold)/purchased	(32.0)	(31.8)
Other protection purchased	94.3	99.0
Fair value of credit protection sold	12.3	12.9
Investment grade
Credit protection sold/purchased
Credit protection sold	(467.6)	(525.0)
Credit protection purchased	449.8	500.0
Net credit protection (sold)/purchased	(17.8)	(25.0)
Other protection purchased	77.6	85.0
Fair value of credit protection sold	8.8	8.5
Non-investment grade
Credit protection sold/purchased
Credit protection sold	(164.7)	(173.7)
Credit protection purchased	153.4	163.9
Net credit protection (sold)/purchased	(11.3)	(9.8)
Other protection purchased	26.1	24.0
Fair value of credit protection sold	4.0	4.0
Single-name instruments
Credit protection sold/purchased
Credit protection sold	(387.2)	(414.6)
Credit protection purchased	369.9	392.8
Net credit protection (sold)/purchased	(17.3)	(21.8)
Other protection purchased	49.6	48.2
Fair value of credit protection sold	9.1	7.7
Single-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(82.7)	(91.2)
Single-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(258.2)	(281.4)
Single-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(46.3)	(42.0)
Single-name instruments | Sovereigns
Credit protection sold/purchased
Credit protection sold	(77.7)	(88.1)
Credit protection purchased	75.2	85.0
Net credit protection (sold)/purchased	(2.5)	(3.1)
Other protection purchased	8.3	8.9
Fair value of credit protection sold	0.3	(0.4)
Single-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(309.5)	(326.5)
Credit protection purchased	294.7	307.8
Net credit protection (sold)/purchased	(14.8)	(18.7)
Other protection purchased	41.3	39.3
Fair value of credit protection sold	8.8	8.1
Single-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(285.0)	(305.9)
Credit protection purchased	271.4	287.9
Net credit protection (sold)/purchased	(13.6)	(18.0)
Other protection purchased	34.8	37.7
Fair value of credit protection sold	5.9	5.2
Single-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(102.2)	(108.7)
Credit protection purchased	98.5	104.9
Net credit protection (sold)/purchased	(3.7)	(3.8)
Other protection purchased	14.8	10.5
Fair value of credit protection sold	3.2	2.5
Multi-name instruments
Credit protection sold/purchased
Credit protection sold	(245.1)	(284.1)
Credit protection purchased	233.3	271.1
Net credit protection (sold)/purchased	(11.8)	(13.0)
Other protection purchased	54.1	60.8
Fair value of credit protection sold	3.7	4.8
Multi-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(31.5)	(19.2)
Multi-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(153.6)	(208.2)
Multi-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(60.0)	(56.7)
Multi-name instruments | Sovereigns
Credit protection sold/purchased
Credit protection sold	(6.0)	(10.8)
Credit protection purchased	11.4	10.9
Net credit protection (sold)/purchased	5.4	0.1
Other protection purchased	1.1	1.1
Fair value of credit protection sold	0.2	0
Multi-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(239.1)	(273.3)
Credit protection purchased	221.9	260.2
Net credit protection (sold)/purchased	(17.2)	(13.1)
Other protection purchased	53.0	59.7
Fair value of credit protection sold	3.5	4.8
Multi-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(182.6)	(219.1)
Credit protection purchased	178.4	212.1
Net credit protection (sold)/purchased	(4.2)	(7.0)
Other protection purchased	42.8	47.3
Fair value of credit protection sold	2.9	3.3
Multi-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(62.5)	(65.0)
Credit protection purchased	54.9	59.0
Net credit protection (sold)/purchased	(7.6)	(6.0)
Other protection purchased	11.3	13.5
Fair value of credit protection sold	0.8	1.5